Net Income (Loss) Per Share (Tables)	3 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Three Months Ended June 30,
(in millions, except per share amounts)	2026	2025
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$270	$130
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic	1,066	1,058
Equity-classified share-based awards	12	7
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,078	1,065
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.25	$0.12
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.25	$0.12
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	—	1
Performance share units	1	1
Total	1	2